For the Limited Maturity Municipals Portfolio

[LOGO]

Semi-annual Shareholder Report
September 30, 1997


Limited Maturity Municipals Portfolios

Officers                         Independent Trustees

THOMAS J. FETTER                 DONALD R. DWIGHT
President                        President, Dwight Partners, Inc.
                                 Chairman, Newspapers of
                                 New England, Inc.
JAMES B. HAWKES
Vice President and Trustee
                                 SAMUEL L. HAYES, III
                                 Jacob H. Schiff Professor of Investment
ROBERT B. MACINTOSH              Banking, Harvard University Graduate School of
Vice President                   Business Administration

WILLIAM H. AHERN, JR.            NORTON H. REAMER
Vice President and Portfolio     President and Director, United Asset
Manager of Connecticut,          Management Corporation
Florida, Massachusetts,
Michigan, New Jersey, and
Ohio Limited Maturity            JOHN L. THORNDIKE
Municipals Portfolios            Director, Fiduciary Company Incorporated

NICOLE ANDERES                   JACK L. TREYNOR
Vice President and Portfolio     Investment Adviser and Consultant
Manager of New York Limited
Maturity Municipals Portfolio

TIMOTHY T. BROWSE
Vice President and Portfolio
Manager of Pennsylvania Limited
Maturity Municipals Portfolio

CYNTHIA J. CLEMSON
Vice President and Portfolio
Manager of California Limited
Maturity Municipals Portfolio

JAMES L. O'CONNOR
Treasurer

ALAN R. DYNNER
Secretary

Massachusetts Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------------       Principal
                 Standard        Amount
Moody's          & Poor's        (000 omitted) Security                                          Value
------------------------------------------------------------------------------------------------------------
Education -- 4.7%
------------------------------------------------------------------------------------------------------------
A1               A+               $  1,200    Massachusetts Health and Education FInance
                                              Authority, (Tufts University), 7.40%, 8/1/18      $  1,255,836
A3               NR                  1,030    Massachusetts Industrial Finance Agency,
                                              (Park School), 5.50%, 9/1/16                         1,041,752
Baa3             BBB-                  500    Massachusetts State Industrial Finance
                                              Agency, (Dana Hall), 5.90%, 7/1/27                     509,805
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,807,393
------------------------------------------------------------------------------------------------------------

Electric Utilities -- 1.7%
------------------------------------------------------------------------------------------------------------
Baa2             BBB+             $  1,000    Massachusetts Municipal Wholesale Electric
                                              Co., 5.70%, 7/1/01                                $  1,042,860
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,042,860
------------------------------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 0.9%
------------------------------------------------------------------------------------------------------------
Aaa              AAA                $  500    Lynn, MA, Water and Sewer Commission, (MBIA),
                                              Prerefunded to 12/1/00, 7.25%, 12/1/10            $    552,990
------------------------------------------------------------------------------------------------------------
                                                                                                $    552,990
------------------------------------------------------------------------------------------------------------

General Obligations -- 7.4%
------------------------------------------------------------------------------------------------------------
Baa1             A                $  1,000    Commonwealth of Puerto Rico Aqueduct and
                                              Sewer Authority, 5.00%, 7/1/19                    $    945,420
A1               A+                  1,500    Massachusetts State, 5.40%, 11/1/06                  1,585,950
A1               A+                  2,000    Massachusetts State, Consolidated Loan,
                                              Series D, 5.00%, 11/1/14                             1,952,780
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,484,150
------------------------------------------------------------------------------------------------------------

Hospitals -- 9.3%
------------------------------------------------------------------------------------------------------------
Aa2              AA+              $  3,000    Massachusetts Health and Educational
                                              Facilities Authority, (Daughters of Charity
                                              Issue), 5.75%, 7/1/02                             $  3,163,200
NR               BBB-                1,845    Massachusetts Health and Educational
                                              Facilities Authority, (North Adams Regional
                                              Hospital), 6.25%, 7/1/04                             1,953,947
Baa2             BBB                   500    Massachusetts Health and Educational
                                              Facilities Authority, (Sisters of Providence
                                              Hospital), 6.00%, 11/15/00                             517,335
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,634,482
------------------------------------------------------------------------------------------------------------

Insured - Electric Utilities -- 3.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Massachusetts Municipal Wholesale Electric
                                              Co., (AMBAC), 6.63%, 7/1/03(1)                    $  2,222,240
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,222,240
------------------------------------------------------------------------------------------------------------

Insured - General Obligations -- 8.5%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,000    Haverhill, MA, (FGIC), 5.00%, 6/15/17             $  962,320
Aaa              AAA                 1,000    Massachusetts State, (AMBAC), 5.00%, 7/1/12          1,004,590
Aaa              AAA                 1,000    Puerto Rico Public Buildings Authority,
                                              (MBIA), 5.00%, 7/1/16                                  983,200
Aaa              AAA                 1,000    The Commonwealth of Massachusetts, (FGIC),
                                              6.50%, 6/1/01                                        1,078,450
Aaa              AAA                 1,000    Town of Rockport, MA, (AMBAC), 6.80%, 12/15/04       1,086,430
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,114,990
------------------------------------------------------------------------------------------------------------

Insured - Hospitals -- 2.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,500    Massachusetts State Health and Educational
                                              Facilities Authority, (Lowell General
                                              Hospital), Series B, (FSA), 5.25%, 6/1/16         $  1,475,355
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,475,355
------------------------------------------------------------------------------------------------------------

Insured - Housing -- 20.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,900    Massachusetts Housing Finance Agency,
                                              (AMBAC), (AMT), 5.90%, 1/1/03                     $  1,982,517
Aaa              AAA                 4,800    Massachusetts Housing Finance Agency,
                                              (Harborpoint Development), (AMBAC), (AMT),
                                              6.20%, 12/1/10                                       5,091,936
Aaa              AAA                 4,730    Massachusetts Housing Finance Agency, (MBIA),
                                              6.13%, 12/1/11                                       5,010,347
------------------------------------------------------------------------------------------------------------
                                                                                                 $12,084,800
------------------------------------------------------------------------------------------------------------

Insured - Industrial Development Revenue /
Pollution Control Revenue -- 2.4%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,400    Massachusetts IFA, (Nantucket Electric),
                                              (AMBAC), (AMT), 5.30%, 7/1/04                     $  1,450,890
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,450,890
------------------------------------------------------------------------------------------------------------

Insured - Lease Revenue / Certificates of
Participation -- 1.7%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  1,015    Massachusetts Industrial Finance Agency
                                              Revenue, (Dexter School), (MBIA), 5.40%, 5/1/13   $  1,028,743
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,028,743
------------------------------------------------------------------------------------------------------------

Insured - Transportation -- 4.0%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  2,000    Massachusetts Bay Transportation Authority,
                                              Series B, (AMBAC), 5.25%, 3/1/11                  $  2,031,100
Aaa              AAA                   400    Massachusetts State Turnpike Authority,
                                              (FGIC), 5.13%, 1/1/23                                  398,956
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,430,056
------------------------------------------------------------------------------------------------------------

Insured - Water and Sewer -- 8.8%
------------------------------------------------------------------------------------------------------------
Aaa              AAA              $  5,480    Massachusetts Water and Sewer Authority,
                                              (MBIA), 5.00%, 12/1/16(2)                         $  5,308,859
------------------------------------------------------------------------------------------------------------
                                                                                                $  5,308,859
------------------------------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 2.8%
------------------------------------------------------------------------------------------------------------
NR               BBB              $  1,650    Puerto Rico, (ITEM & EC - Guaynabo Lease
                                              Program), 5.38%, 7/1/06                           $  1,700,375
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,700,375
------------------------------------------------------------------------------------------------------------

Life Care -- 1.7%
------------------------------------------------------------------------------------------------------------
Baa3             BB                 $  960    Massachusetts Health and Educational Finance
                                              Authority, (Milford-Whitinsville Hospital),
                                              Series B, 7.12%, 7/15/02                          $  1,013,376
------------------------------------------------------------------------------------------------------------
                                                                                                $  1,013,376
------------------------------------------------------------------------------------------------------------

Nursing Homes -- 3.6%
------------------------------------------------------------------------------------------------------------
NR               NR                 $  970    Massachusetts Health and Educational
                                              Facilities Authority, (1st Mortgage -
                                              Fairview Extended Care), 10.13%, 1/1/11           $  1,166,183
NR               NR                  1,000    Massachusetts Industrial Finance Agency,
                                              Health Care Facilities, (Age Institute of
                                              Massachusetts), 7.60%, 11/1/05                       1,030,950
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,197,133
------------------------------------------------------------------------------------------------------------

Special Tax Revenue -- 3.8%
------------------------------------------------------------------------------------------------------------
Aa3              AA               $    500    Massachusetts State, Special Tax Obligation,
                                              5.00%, 6/1/14(3)                                  $    494,675
NR               NR                  1,750    Virgin Islands Public Finance Authority,
                                              (V.I. General Obligations/Matching Loan Fund
                                              Notes), 6.70%, 10/1/99                               1,826,353
------------------------------------------------------------------------------------------------------------
                                                                                                $  2,321,028
------------------------------------------------------------------------------------------------------------

Transportation -- 6.8%
------------------------------------------------------------------------------------------------------------
A1               A+               $  1,000    Massachusetts Bay Transportation Authority,
                                              Series A, 5.75%, 3/1/18                           $  1,026,270
A1               A+                  2,000    Massachusetts State Turnpike Authority,
                                              5.00%, 1/1/20                                        1,957,780
A1               A+                  1,000    Woods Hole, (Martha's Vineyard and Nantucket
                                              Steamship Authority), 6.60%, 3/1/03                  1,104,500
------------------------------------------------------------------------------------------------------------
                                                                                                $  4,088,550
------------------------------------------------------------------------------------------------------------

Water and Sewer -- 5.8%
------------------------------------------------------------------------------------------------------------
Aa               A+               $    500    Massachusetts State Water Pollution Abatement
                                              Trust, 5.00%, 8/1/15                              $    486,165
Aa               A+                  1,000    Massachusetts State Water Pollution Abatement
                                              Trust, 5.25%, 8/1/14                                 1,013,350
Aa3              AA+                 2,000    Massachusetts State Water Pollution Abatement
                                              Trust, 5.25%, 8/1/14                                 2,006,420
------------------------------------------------------------------------------------------------------------
                                                                                                $  3,505,935
------------------------------------------------------------------------------------------------------------

Total Tax Exempt Investments -- 100.0%
  (identified cost $57,783,860)                                                                  $60,464,205
------------------------------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the
       Federal Alternative Minimum Tax.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been segregated to cover when-issued securities.

(3) When-issued security.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of issuers of debt to meet thier obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1997,
51.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 2.4% to 24.6% of total investments.

                                      See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997
                            California        Connecticut              Florida             Massachusetts            Michigan
                              Limited           Limited                Limited                Limited               Limited
                            Portfolio          Portfolio              Portfolio              Portfolio             Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost           $37,438,471        $10,272,445            $77,729,712           $57,783,860            $11,663,301
  Unrealized appreciation     1,804,958            425,211              3,191,396             2,680,345                832,998
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value
  (Note 1A)                 $39,243,429        $10,697,656            $80,921,108           $60,464,205            $12,496,299
--------------------------------------------------------------------------------------------------------------------------------
Cash                        $        93        $   106,895            $       572           $       247            $       215
Receivable for investments
  sold                               --                 --                    --              1,923,062                495,092
Interest receivable             605,665            144,037              1,693,674               974,678                275,605
Receivable for daily
  variation margin on open
  financial futures contracts
  (Note 1E)                       8,250                 --                  8,938                14,094                  2,750
Deferred organization
  expenses (Note 1D)                890                462                  2,474                 2,392                     --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                $39,858,327        $10,949,050            $82,626,766           $63,378,678            $13,269,961
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
  securities (Note 1F)      $ 1,213,685        $   292,542            $       --            $   499,323            $        --
Demand note payable (Note 5)    167,000                 --               418,000                409,000                313,000
Payable to affiliate for
  Trustees' fees (Note 2)           416                 --                 1,683                  1,716                      41
Accrued expenses                  2,854                931                 5,395                  3,719                   2,145
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities           $ 1,383,955        $   293,473           $   425,078            $   913,758             $   315,186
--------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to
  investors' interest in
  Portfolio                $ 38,474,372        $10,655,577           $82,201,688            $62,464,920             $12,954,775
--------------------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
  contributions and
  withdrawals              $ 36,743,049         $10,230,366           $79,051,573            $59,850,872             $12,134,703
Net unrealized appreciation
  of investments and
  financial futures contracts
  (computed on the basis of
  identified cost)            1,731,323             425,211             3,150,115              2,614,048                 820,072
--------------------------------------------------------------------------------------------------------------------------------
Total                       $38,474,372         $10,655,577           $82,201,688            $62,464,920             $12,954,775
--------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Assets and Liabilities

As of September 30, 1997
                                New Jersey                  New York                     Ohio                   Pennsylvania
                                 Limited                    Limited                    Limited                    Limited
                                Portfolio                  Portfolio                  Portfolio                  Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------------
Investments --
  Identified cost                $48,296,307                $84,164,940               $26,423,054                $60,582,610
  Unrealized appreciation          2,571,999                  3,213,007                 1,152,603                  2,382,465
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note
  1A)                            $50,868,306                $87,377,947               $27,575,657                $62,965,075
----------------------------------------------------------------------------------------------------------------------------------
Cash                             $       511                $       633               $       234                $   207,683
Interest receivable                  780,351                  1,620,729                   498,299                    912,055
Receivable for daily
  variation margin on open
  financial futures
  contracts (Note 1E)                  5,500                     17,531                       688                     17,188
Deferred organization
  expenses (Note 1D)                     996                      1,501                        --                      1,572
----------------------------------------------------------------------------------------------------------------------------------
Total assets                     $51,655,664               $ 89,018,341               $28,074,878                $64,103,573
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
  securities (Note 1F)           $        --               $         --               $   516,285                $ 2,927,610
Demand note payable (Note 5)         479,000                  1,763,000                   463,000                         --
Payable to affiliate for
  Trustees' fees (Note 2)              1,632                      2,206                       474                      1,691
Accrued expenses                       4,386                      7,622                     4,141                      3,875
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                $   485,018               $  1,772,828               $   983,900                $ 2,933,176
---------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to
  investors' interest in
  Portfolio                      $51,170,646               $ 87,245,513               $27,090,978                $61,170,397
----------------------------------------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
  contributions and
  withdrawals                    $48,631,778                $84,188,980               $25,940,262                $58,918,726
Net unrealized appreciation
  of investments and
  financial futures
  contracts (computed on the
  basis of identified cost)        2,538,868                  3,056,533                 1,150,716                  2,251,671
----------------------------------------------------------------------------------------------------------------------------------
Total                            $51,170,646                $87,245,513               $27,090,978                $61,170,397
----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997
                                         California          Connecticut           Florida           Massachusetts       Michigan
                                           Limited             Limited             Limited              Limited          Limited
                                          Portfolio           Portfolio           Portfolio            Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
----------------------------------------------------------------------------------------------------------------------------------
Interest income                           $1,124,251           $316,081           $2,383,675           $1,845,464         $400,654
----------------------------------------------------------------------------------------------------------------------------------
Total income                              $1,124,251           $316,081           $2,383,675           $1,845,464         $400,654
----------------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------------
Investment Adviser fee (Note 2)           $   94,735           $ 26,589           $  201,818           $  154,370         $ 32,856
Compensation of Trustees not members
  of the Investment Adviser's
  organization (Note 2)                          834                 25                5,582                3,331               84
Legal and accounting services                 19,515             15,066               20,570               19,410           14,413
Custodian fee (Note 1G)                       13,936              5,285               27,474               19,915            6,827
Amortization of organization expenses
(Note 1D)                                        757              1,281                2,108                2,050              259
Miscellaneous                                  3,538              1,190                  852               10,599            1,181
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                            $  133,315           $ 49,436           $  258,404           $  209,675         $ 55,620
----------------------------------------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee (Note 1G)    $    4,370           $    859           $    6,717           $    8,100         $  2,303
  Preliminary reduction of investment
    adviser fee (Note 2)                        --               13,203                 --                   --                 --
----------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                  $    4,370           $ 14,062           $    6,717           $    8,100         $  2,303
----------------------------------------------------------------------------------------------------------------------------------

Net expenses                              $  128,945           $ 35,374           $  251,687           $  201,575         $ 53,317
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                     $  995,306           $280,707           $2,131,988           $1,643,889         $347,337
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified
    cost basis)                           $  406,166           $ 76,554           $  459,743           $  411,976         $105,373
  Financial futures contracts               (329,542)          (113,393)          (1,126,670)            (713,733)        (232,398)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments   $   76,624           $(36,839)          $ (666,927)          $ (301,757)        $(127,025)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
  Investments (identified cost basis)     $1,190,079           $316,332           $2,750,326           $2,091,851         $439,774
  Financial futures contracts               (170,770)              --               (249,425)            (246,688)         (12,926)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  of investments                          $1,019,309           $316,332           $2,500,901           $1,845,163         $426,848
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
  investments                             $1,095,933           $279,493           $1,833,974           $1,543,406         $299,823
----------------------------------------------------------------------------------------------------------------------------------

Net increase in net  assets from
  operations                              $2,091,239           $560,200           $3,965,962           $3,187,295         $647,160
----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements


Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Operations

For the Six Months Ended September 30, 1997

                                                                   New Jersey           New York           Ohio        Pennsylvania
                                                                     Limited            Limited           Limited        Limited
                                                                    Portfolio          Portfolio         Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------------------------------------------------
Interest income                                                     $1,529,782        $2,569,317        $  803,077       $1,821,218
-----------------------------------------------------------------------------------------------------------------------------------
Total income                                                        $1,529,782        $2,569,317        $  803,077       $1,821,218
-----------------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                     $  127,697        $  215,715        $   65,786       $  150,665
Compensation of Trustees not members of the Investment Adviser's
  organization (Note 2)                                                  3,246             4,348               914            3,305
Custodian fee (Note 1G)                                                 12,425            19,466             9,055           12,407
Legal and accounting services                                           18,800            21,907            17,864           19,411
Amortization of organization expenses (Note 1D)                            897             1,288              --              1,340
Miscellaneous                                                           11,933            22,301             2,232            8,577
-----------------------------------------------------------------------------------------------------------------------------------

Total expenses                                                      $  174,998        $  285,025        $   95,851       $  195,705
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                               $1,354,784        $2,284,292        $  707,226       $1,625,513
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                   $  413,119        $  684,604        $  123,726       $  673,906
  Financial futures contracts                                         (632,175)          (29,537)         (143,002)        (213,153)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             $ (219,056)       $  655,067        $  (19,276)      $  460,753
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $1,464,797        $3,100,308        $  767,315       $1,697,940
  Financial futures contracts                                          (33,131)         (531,133)           (1,887)        (130,794)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                    $1,431,666        $2,569,175        $  765,428       $1,567,146
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $1,212,610        $3,224,242        $  746,152       $2,027,899
-----------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                          $2,567,394        $5,508,534        $1,453,378       $3,653,412
-----------------------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                                               California         Connecticut          Florida         Massachusetts      Michigan
                                                 Limited            Limited            Limited            Limited          Limited
Increase (Decrease) in Net Assets               Portfolio          Portfolio          Portfolio          Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                       $   995,306        $   280,707       $  2,131,988       $  1,643,889     $    347,337
  Net realized gain (loss) on investments          76,624            (36,839)          (666,927)          (301,757)        (127,025)
  Net change in unrealized appreciation of
    investments                                 1,019,309            316,332          2,500,901          1,845,163          426,848
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations    $ 2,091,239        $   560,200       $  3,965,962       $  3,187,295     $    647,160
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                               $10,035,694        $ 3,806,131       $ 21,958,853       $ 18,608,886     $  6,338,402
  Withdrawals                                 (16,847,002)        (5,984,721)       (36,632,319)       (29,301,197)      (9,027,219)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
  transactions                                $(6,811,308)       $(2,178,590)      $(14,673,466)      $(10,692,311)    $ (2,688,817)
----------------------------------------------------------------------------------------------------------------------------------
Net decreas in net assets                     $(4,720,069)       $(1,618,390)      $(10,707,504)      $ (7,505,016)    $ (2,041,657)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                        $43,194,441        $12,273,967       $ 92,909,192       $ 69,969,936     $ 14,996,432
----------------------------------------------------------------------------------------------------------------------------------
At end of period                              $38,474,372        $10,655,577       $ 82,201,688       $ 62,464,920      $12,954,775
----------------------------------------------------------------------------------------------------------------------------------

                                                  See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1997

                                       New Jersey      New York         Ohio             Pennsylvania
                                         Limited        Limited        Limited              Limited
Increase (Decrease) in Net Assets      Portfolio      Portfolio      Portfolio            Portfolio
---------------------------------------------------------------------------------------------------

From operations --
  Net investment income              $  1,354,784   $  2,284,292     $    707,226       $  1,625,513
  Net realized gain (loss) on
    investments                          (219,056)       655,067          (19,276)           460,753
  Net change in unrealized
    appreciation of investments         1,431,666      2,569,175          765,428          1,567,146
---------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                         $  2,567,394   $  5,508,534     $  1,453,378       $  3,653,412
---------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                      $ 14,795,412   $ 25,537,949     $ 11,400,618       $ 13,928,412
  Withdrawals                         (24,458,099)   (43,814,718)     (14,232,870)       (24,287,034)
---------------------------------------------------------------------------------------------------
Net decrease in net assets from
  captial transactions               $ (9,662,687)  $(18,276,769)    $ (2,832,252)      $(10,358,622)
---------------------------------------------------------------------------------------------------
Net decrease in net assets           $ (7,095,293)  $(12,768,235)    $ (1,378,874)      $ (6,705,210)
---------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------
At beginning of period               $ 58,265,939   $100,013,748     $ 28,469,852       $ 67,875,607
---------------------------------------------------------------------------------------------------
At end of period                     $ 51,170,646   $ 87,245,513     $ 27,090,978       $ 61,170,397
---------------------------------------------------------------------------------------------------

                                            See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------


Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                      California     Connecticut         Florida         Massachusetts       Michigan
                                        Limited        Limited           Limited            Limited           Limited
Increase (Decrease) in Net Assets      Portfolio      Portfolio         Portfolio          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income             $  2,546,209    $    701,646     $  5,368,154       $  4,105,048      $    895,654
  Net realized gain (loss)
    on investments                      (146,427)         11,718         (345,920)          (122,731)          196,256
  Change in unrealized appreciation
   (depreciation) of investments        (326,414)       (114,671)      (1,654,724)          (861,173)         (180,447)
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                        $  2,073,368    $    598,693     $  3,367,510       $  3,121,144      $    911,463
-----------------------------------------------------------------------------------------------------------------------
Capital transactions --
  Contributions                     $    890,101    $    868,089     $  4,859,506       $  1,754,803      $    727,519
  Withdrawals                        (18,985,108)     (4,054,341)     (43,152,835)       (32,041,287)       (7,833,956)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions              $(18,095,007)   $ (3,186,252)    $(38,293,329)      $(30,286,484)     $ (7,106,437)
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets          $(16,021,639)   $ (2,587,559)    $(34,925,819)      $(27,165,340)     $ (6,194,974)
-----------------------------------------------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------------------------------------------
At beginning of year                $ 59,216,080    $ 14,861,526     $127,835,011       $ 97,135,276      $ 21,191,406
-----------------------------------------------------------------------------------------------------------------------
At end of year                      $ 43,194,441    $ 12,273,967     $ 92,909,192       $ 69,969,936      $ 14,996,432
-----------------------------------------------------------------------------------------------------------------------

                                                 See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Statements of Changes in Net Assets

For the Year Ended March 31, 1997

                                       New Jersey         New York           Ohio          Pennsylvania
                                         Limited           Limited          Limited          Limited
Increase (Decrease) in Net Assets      Portfolio          Portfolio        Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------

From operations --
  Net investment income               $  3,451,147     $  5,864,808      $ 1,601,381       $  4,070,122
  Net realized gain (loss) on
    investments                             72,466         (287,142)         226,637            407,499
  Net Change in unrealized appreciation
    (depreciation) of investments         (370,049)        (895,080)        (288,513)        (1,218,041)
-------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                          $  3,153,564     $  4,682,586     $  1,539,505       $  3,259,580
-------------------------------------------------------------------------------------------------------

Capital transactions --
  Contributions                       $  1,862,282     $  3,989,610     $  1,294,856       $  2,538,420
  Withdrawals                          (26,922,483)     (47,386,927)      (7,893,884)       (30,116,393)
-------------------------------------------------------------------------------------------------------

Net decrease in
  net assets from
  capital
  transactions                        $(25,060,201)    $(43,397,317)    $ (6,599,028)      $(27,577,973)
-------------------------------------------------------------------------------------------------------

Net decrease in net assets            $(21,906,637)    $(38,714,731)    $ (5,059,523)      $(24,318,393)
-------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------

At beginning of year                  $ 80,172,576     $138,728,479     $ 33,529,375       $ 92,194,000
-------------------------------------------------------------------------------------------------------

At end of year                        $ 58,265,939     $100,013,748     $ 28,469,852       $ 67,875,607
-------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                  California Limited Portfolio                           Connecticut Limited Portfolio
                      ----------------------------------------------------  ------------------------------------------------------
                      Six Months                                            Six Months
                      Ended                                                 Ended
                      September 30,          Year Ended March 31,           September 30             Year Ended March 31,
                      1997           -------------------------------------  1997           ---------------------------------------
                      (Unaudited)     1997      1996      1995      1994*   (Unaudited)     1997      1996      1995     1994**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.65%+      0.63%       0.58%      0.53%     0.46%+      0.64%+    0.54%     0.39%     0.17%     0.00%+
Net expenses, after
  custodian fee
  reduction               0.63%+      0.61%       0.55%        --        --        0.62%+    0.50%     0.35%       --        --
Net investment income     4.87%+      4.98%       4.82%      4.72%     4.50%+      4.91%+    5.09%     4.91%     4.95%     4.53%+
Portfolio Turnover          28%         57%         36%        56%        6%         16%       46%       52%       73%       39%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $38,474     $43,194     $59,216    $82,344   $95,704     $10,656   $12,274   $14,862   $17,316   $16,767
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Expenses(1)                                                            0.52%+      0.87%+    0.78%     0.72%     0.67%     0.62%+
Expenses after custodian fee
 reduction                                                                         0.85%+    0.74%     0.68%       --        --
Net investment income                                                  4.44%+      4.68%+    4.85%     4.58%     4.45%     3.92%+
----------------------------------------------------------------------------------------------------------------------------------
  +   Annualized.
  *   For the period from the start of business, May 3, 1993, to March 31, 1994.
 **   For the period from the start of business, April 16, 1993, to March 31, 1994.
(1)   The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                   Florida Limited Portfolio                              Massachusetts Limited Portfolio
                    -------------------------------------------------------  -----------------------------------------------------
                    Six Months                                               Six Months
                    Ended                                                    Ended
                    September 30,            Year Ended March 31.            September 30,             Year Ended March 31,
                    1997           ----------------------------------------  1997           --------------------------------------
                    (Unaudited)     1997       1996       1995       1994*   (Unaudited)     1997      1996       1995       1994*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.60%+      0.59%       0.55%      0.52%     0.49%+      0.63%+    0.60%     0.57%     0.54%     0.52%+
Net expenses, after
  custodian fee
  reduction               0.58%+      0.57%       0.54%        --        --        0.61%+    0.58%     0.55%       --        --
Net investment income     4.88%+      4.90%       4.73%      4.73%     4.53%+      4.95%+    4.97%     4.72%     4.90%     4.57%+
Portfolio Turnover          24%         66%         20%        44%        8%         26%       60%       27%       46%        8%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $82,202     $92,909    $127,835   $164,579  $185,977     $62,465   $69,970   $97,135  $119,120  $119,772
----------------------------------------------------------------------------------------------------------------------------------

  +Annualized.
  *For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                  Michigan Limited Portfolio                             New Jersey Limited Portfolio
                     ----------------------------------------------------  -------------------------------------------------------
                     Six Months                                            Six Months
                     Ended                  Year Ended March 31,           Ended
                     September 30,          Year Ended March 31,           September 30,            Year Ended March 31,
                     1997           -------------------------------------  1997           ----------------------------------------
                     (Unaudited)     1997      1996      1995      1994*   (Unaudited)     1997      1996      1995      1994**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.80%+      0.79%       0.68%      0.48%     0.00%+      0.65%+    0.61%     0.57%     0.54%     0.54%+
Net expenses, after
  custodian fee
  reduction               0.77%+      0.76%       0.64%        --        --        0.64%+    0.58%     0.55%       --        --
Net investment income     4.99%+      5.09%       5.00%      4.88%     4.62%+      4.94%+    4.96%     4.78%     4.73%     4.53%+
Portfolio Turnover          12%         28%         40%       111%       30%         15%       37%       42%       44%       10%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $12,955     $14,996     $21,191    $33,198   $35,608     $51,171   $58,266   $80,173   $97,280  $102,948
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment
  Adviser. Had such actions not been taken, the ratios (as a percentage of average daily net assets) would have been
  as follows:
Expenses(1)                                                  0.59%     0.54%+
Net investment income                                        4.77%     4.08%+
----------------------------------------------------------------------------------------------------------------------------------
  +Annualized.
  *For the period from the start of business, April 16, 1993, to March 31, 1994.
 **For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                        See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data

                                   New York Limited Portfolio                                 Ohio Limited Portfolio
                    --------------------------------------------------------  ----------------------------------------------------
                    Six Months                                                Six Months
                    Ended                                                     Ended
                    September 30,            Year Ended March 31,             September 30,            Year Ended March 31,
                    1997           -----------------------------------------  1997           -------------------------------------
                    (Unaudited)      1997       1996       1995       1994*   (Unaudited)     1997      1996      1995     1994**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)               0.62%+      0.58%       0.55%      0.52%     0.47%+      0.70%+    0.68%     0.63%     0.46%     0.00%+
Net expenses, after
 custodian fee
 reduction                0.61%+      0.56%       0.53%        --        --        0.69%+    0.65%     0.61%       --        --
Net investment income     4.87%+      4.87%       4.66%      4.79%     4.50%+      5.06%+    5.20%     5.06%     4.96%     4.68%+
Portfolio Turnover          31%         58%         32%        31%        5%         17%       34%       47%      120%       33%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
 period (000s omitted) $87,246    $100,014    $138,728   $173,632  $183,768     $27,091   $28,470   $33,529   $39,435   $37,978
----------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
  Investment Adviser, or both. Had such actions not been taken, the ratios (as a percentage of average net assets) and net investment income per share would have been as follows:
Expenses(1)                                                                                                      0.58%     0.54%+
Net investment income                                                                                            4.84%     4.14%+
----------------------------------------------------------------------------------------------------------------------------------

  +Annualized.
  *For the period from the start of business, May 3, 1993, to March 31, 1994.
 **For the period from the start of business, April 16, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

Supplementary Data
                                                                       Pennsylvania Limited Portfolio
                                         -----------------------------------------------------------------------------------------
                                         Six Months Ended                               Year Ended March 31,
                                         September 30, 1997      -----------------------------------------------------------------
                                         (Unaudited)                1997            1996             1995            1994*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                       0.63%+            0.61%             0.58%            0.53%            0.50%+
Net expenses, after custodian fee
 reduction                                        0.61%+            0.59%             0.56%              --               --
Net investment income                             5.05%+            5.11%             4.81%            4.77%            4.59%+
Portfolio Turnover                                  29%               51%               24%              39%              12%
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)       $61,170           $67,876           $92,194         $113,606         $123,620
----------------------------------------------------------------------------------------------------------------------------------

  +Annualized.
  *For the period from the start of business, May 3, 1993, to March 31, 1994.
(1)The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Limited Maturity Municipals Portfolio as of September 30, 1997

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
--------------------------------------------------------------------------------

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio), and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  I Other -- Investment transactions are accounted for on a trade date basis.

  J Interim Financial Information -- The interim financial statements relating to September 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research
  (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1997, each Portfolio paid advisory fees as follows:

  Portfolio                            Amount        Effective Rate*
  ----------------------------------------------------------------------
  California Limited                 $ 94,735            0.46%

  Connecticut Limited                $ 26,589            0.47%

  Florida                            $201,818            0.46%

  Massachusetts Limited              $154,370            0.47%

  Michigan Limited                   $ 32,856            0.47%

  New Jersey Limited                 $127,697            0.47%

  New York Limited                   $215,715            0.46%

  Ohio                               $ 65,786            0.47%

  Pennsylvania Limited               $150,665            0.47%

  ----------------------------------------------------------------------
  *Annualized

  To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $13,203.

  Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1997, no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1997 were as follows:

                           California Limited Portfolio           Connecticut Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  11,322,089                            $  1,833,663

  Sales                                      16,081,768                               3,588,554

                              Florida Limited Portfolio         Massachusetts Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  20,719,202                           $  16,563,082

  Sales                                      34,916,974                              26,189,363

                             Michigan Limited Portfolio           New Jsersey Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                                $  1,598,564                            $  8,298,261

  Sales                                       4,157,778                              16,907,242

                             New York Limited Portfolio                  Ohio Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  28,712,475                            $  4,621,017

  Sales                                      42,802,297                               5,551,996

                         Pennsylvania Limited Portfolio
  ---------------------------------------------------------------------------------------------------
  Purchases                               $  18,408,086

  Sales                                      23,690,089

  ---------------------------------------------------------------------------------------------------

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1997, as computed on a federal income tax basis, are as follows:

                                             California Limited        Connecticut Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 37,438,471             $  10,272,445
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $  1,813,648             $     426,306

Gross unrealized depreciation                        (8,690)                   (1,096)
  --------------------------------------------------------------------------------------------------

Net unrealized appreciation                    $  1,804,958             $     425,211
  --------------------------------------------------------------------------------------------------

                                             Florida Limited           Massachusetts Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 77,729,712             $  57,783,860
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $  3,199,266             $   2,682,840

Gross unrealized depreciation                        (7,870)                   (2,495)
  --------------------------------------------------------------------------------------------------

Net unrealized appreciation                    $  3,191,396             $   2,680,345
  --------------------------------------------------------------------------------------------------

                                             Michigan Limited          New Jersey Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 11,663,301             $  48,296,307
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $    832,998             $   2,593,712

Gross unrealized depreciation                            --                   (21,713)
  --------------------------------------------------------------------------------------------------

Net unrealized appreciation                    $    832,998             $   2,571,999
  --------------------------------------------------------------------------------------------------
                                             New York Limited          Ohio Limited
                                             Portfolio                 Portfolio
  --------------------------------------------------------------------------------------------------

Aggregate Cost                                 $ 84,164,940             $  26,423,054
  --------------------------------------------------------------------------------------------------
Gross unrealized appreciation                  $  3,213,007             $   1,152,603

Gross unrealized depreciation                            --                        --
  --------------------------------------------------------------------------------------------------

Net realized appreciation                      $  3,213,007             $   1,152,603
  --------------------------------------------------------------------------------------------------

                                             Pennsylvania Limited
                                             Portfolio
-----------------------------------------------------------------------

Aggregate Cost                                 $ 60,582,610
-----------------------------------------------------------------------
Gross unrealized appreciation                  $  2,385,212

Gross unrealized depreciation                        (2,747)
-----------------------------------------------------------------------
Net realized appreciation                      $  2,382,465
-----------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of .15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1997 the California Limited Portfolio, Florida Limited Portfolio, Massachusetts Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio and Ohio Limited Portfolio had a balance outstanding pursuant to this line of credit of $167,000, $418,000, $409,000, $313,000, $479,000, $1,763,000 and $463,000,
  respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 1997.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at September 30, 1997, were as follows:

  Limited             Expiration        Futures                          Net Unrealized
  Portfolio              Date           Contracts           Position      Depreciation
  ------------------  -----------  ----------------        ---------     --------------
  California             12/97     24 U.S. Treasury Bonds     Short        $ 73,635
  Florida                12/97     26 U.S. Treasury Bonds     Short        $ 41,281
  Massachusetts          12/97     41 U.S. Treasury Bonds     Short        $ 66,297
  Michigan               12/97      8 U.S. Treasury Bonds     Short        $ 12,926
  New Jersey             12/97     16 U.S. Treasury Bonds     Short        $ 33,131
  New York               12/97     51 U.S. Treasury Bonds     Short        $156,474
  Ohio                   12/97      2 U.S. Treasury Bonds     Short        $  1,887
  Pennsylvania           12/97     50 U.S. Treasury Bonds     Short        $130,794

Investment Advisor of the Limited
Maturity Tax Free Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Limited Maturity Tax Free Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02110

Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110